Share Capital (Details)																																						6 Months Ended		12 Months Ended
	Jan. 22, 2026 USD ($) $ / shares shares	Jan. 16, 2026 USD ($) $ / shares shares	Jan. 14, 2026 USD ($) $ / shares shares	Jan. 12, 2026	Dec. 23, 2025 USD ($) $ / shares shares	Dec. 19, 2025 USD ($) $ / shares shares	Dec. 18, 2025 USD ($) $ / shares shares	Dec. 16, 2025 USD ($) $ / shares shares	Dec. 15, 2025 USD ($) $ / shares shares	Dec. 08, 2025 USD ($) $ / shares shares	Dec. 03, 2025 USD ($) $ / shares shares	Nov. 28, 2025 USD ($) shares	Nov. 26, 2025 USD ($) $ / shares shares	Nov. 24, 2025 USD ($) $ / shares shares	Nov. 17, 2025 USD ($) $ / shares shares	Nov. 14, 2025 USD ($) $ / shares shares	Oct. 24, 2025 USD ($) $ / shares shares	Oct. 21, 2025 USD ($) $ / shares shares	Oct. 16, 2025 USD ($) $ / shares shares	Oct. 09, 2025 USD ($) $ / shares shares	Oct. 06, 2025 USD ($) $ / shares shares	Oct. 02, 2025 USD ($) $ / shares shares	Aug. 26, 2025	Mar. 26, 2025 USD ($) $ / shares shares	Nov. 14, 2024	Oct. 03, 2024 USD ($) $ / shares shares	May 24, 2024 USD ($) $ / shares shares	May 21, 2024	May 20, 2024 USD ($) $ / shares shares	May 17, 2024 USD ($) $ / shares shares	Apr. 26, 2024 USD ($) shares	Mar. 31, 2024	Mar. 27, 2024 USD ($) $ / shares shares	Mar. 05, 2024 USD ($) $ / shares shares	Mar. 04, 2024 USD ($) $ / shares shares	Feb. 02, 2024 USD ($) $ / shares shares	Jan. 29, 2024 CAD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Aug. 29, 2025 USD ($) shares
Share Capital [Line Items]
Stock price (in Dollars per share) | $ / shares																																									$ 577.97
Reverse stock split				1-for-5																			1-for-3.125		1-for-2			1-for-40
Common shares issued | shares	70		26,218
Subscription price per share (in Dollars per share) | $ / shares																								$ 98.44
Gross proceeds (in Dollars)																								$ 320,000
Conversion price, per share | $ / shares	$ 15.26	$ 15.26			$ 15.26	$ 15.26	$ 15.26	$ 18.09	$ 15.26	$ 18.09	$ 18.68		$ 18.63	$ 17.65	$ 24.67	$ 24.67	$ 40.93	$ 42.65	$ 45.33	$ 44.94	$ 64.8	$ 64.8																		$ 1.143
Share issuance costs (in Dollars)																																						$ 44,071	$ 44,071
Purchase price of per share (in Dollars per share) | $ / shares																																			$ 1,155.6			$ 92.81		$ 92.81
Purchase of warrant | shares																																			64
Price per share (in Dollars per share) | $ / shares																																			$ 1,155.04
Gross proceeds (in Dollars)																																			$ 150,000
Prefunded warrant (in Dollars)
Issued common shares | shares																																									66
Warrant exercisable per share (in Dollars per share) | $ / shares																																			$ 0.56
Cancelled common shares | shares																															2,111
Fair value (in Dollars)																															$ 1,445,188
Issued common shares | shares																											2,677
Expenses related to the RSUs as consulting fees (in Dollars)																											$ 900,000
Debt settlement (in Dollars)																											647,703											$ (120,623)	$ 21,575	$ 1,914,956	$ (219,719)
Share issuance cost (in Dollars)																																								44,071	$ 728,056
Fair value (in Dollars)												$ 754,356
Gain on debt settlement (in Dollars)												$ 1,893,196																										$ 1,893,196		$ 1,893,196
Weighted average number of ordinary shares outstanding basic | shares																																						525,042	30,840	68,941	14,819
Exercised shares																																									2,677
Accounting fees (in Dollars)																																									$ 100,000
Prepaid expenses (in Dollars)																																									647,703
Foreign currency translation (in Dollars)																																									$ 1,205
Aggregate amount (in Dollars)	$ 628,642																																				$ 271,990
Shares converted for principal loan | shares			15,418
Aggregate Amount of ConversionOfPrincipalLoan			$ 235,204
Fair value of common shares	426		$ 78,839
Weighted average number of common shares outstanding | shares																																								30,840
Corbo Capital Inc [Member]
Share Capital [Line Items]
Common shares issued | shares																																	548			49
Purchase price of per share (in Dollars per share) | $ / shares																																	$ 684.56	$ 949.05		$ 2,283.75
Purchase of warrant | shares																																	8,866	66		260
Price per share (in Dollars per share) | $ / shares																																	$ 684	$ 948.49		$ 2,283.19
Gross proceeds (in Dollars)																																	$ 5,000,000	$ 125,000		$ 708,000
Prefunded warrant exercised (in Dollars per share) | $ / shares																																	$ 0.014			$ 0.56
Prefunded warrant (in Dollars)																																				$ 3,370
Issued common shares | shares																																									64
Warrant exercisable per share (in Dollars per share) | $ / shares																														$ 0.56
Univest Securities, LLC (“Univest”) [Member]
Share Capital [Line Items]
Common shares issued | shares																										1,841
Purchase price of per share (in Dollars per share) | $ / shares																										$ 140.625
Purchase of warrant | shares																										140.611
Gross proceeds (in Dollars)																										$ 1,500,000
Issued common shares | shares																																									2,143
Warrant exercisable per share (in Dollars per share) | $ / shares																																		$ 0.56
Share issuance cost (in Dollars)	$ 25,920																																								$ 728,056
DRNK Beverage Corp [Member]
Share Capital [Line Items]
Common shares issued | shares																													442	442
Purchase price of per share (in Dollars per share) | $ / shares																													$ 579.94	$ 579.94
Purchase of warrant | shares																													2,143	3,867
Price per share (in Dollars per share) | $ / shares																													$ 579.38	$ 579.38
Gross proceeds (in Dollars)																													$ 1,500,000	$ 2,500,000
Prefunded warrant (in Dollars)
Issued common shares | shares																																									8,825
Warrant exercisable per share (in Dollars per share) | $ / shares																										$ 0.56			$ 0.56
Restricted Stock Units [Member[
Share Capital [Line Items]
Fair value of the granted RSUs (in Dollars)																											1,547,703
Expenses related to the RSUs as consulting fees (in Dollars)																											$ 900,000														$ 798,795
Maximum percentage of issued share capital in qualifying ESOP incentives																																30.00%
Granted shares																											2,677
Market price per share of RSUs granted (in Dollars per share) | $ / shares																											$ 577.97
Holigen Limited [Member]
Share Capital [Line Items]
Fair value of the granted RSUs (in Dollars)																											$ 1,547,703
Promissory Note [Member]
Share Capital [Line Items]
Aggregate principal amount (in Dollars)																					$ 92,160	$ 4,460,000
September Note [Member]
Share Capital [Line Items]
Common shares issued | shares					11,111
Aggregate principal amount (in Dollars)					$ 169,500	$ 508,500	$ 847,500		$ 1,525,500	$ 1,383,224	$ 21,587		$ 24,837	$ 18,045	$ 268,642	$ 126,097	$ 209,185	$ 435,965	$ 231,668	$ 79,900
Common Shares [Member]
Share Capital [Line Items]
Stock price (in Dollars per share) | $ / shares
Common shares issued | shares	41,129	26,218	10,800			33,333	55,555	11,111	100,000	76,445	1,156	1,213,333	1,333	1,022	10,889	5,111	5,111	10,222	5,111	1,778	1,422	68,828		3,250											65
Conversion price, per share | $ / shares			$ 15.26					$ 15.68
Aggregate principal amount (in Dollars)	$ 627,439	$ 399,957
Aggregate amount (in Dollars)			$ 399,957
Common Shares [Member] | Corbo Capital Inc [Member]
Share Capital [Line Items]
Common shares issued | shares																																		65
Common Shares [Member] | PGC DSA and Dunstan DSA [Member]
Share Capital [Line Items]
Common shares issued | shares												32,549
Common Shares [Member] | September Note [Member]
Share Capital [Line Items]
Common shares issued | shares	41,199				11,111			8,889
Aggregate principal amount (in Dollars)								$ 335,090
Class A Special Shares [Member]
Share Capital [Line Items]
Common shares issued | shares																																										6,441
Fair value (in Dollars)																																										$ 597,836
Class B Special Shares [Member]
Share Capital [Line Items]
Common shares issued | shares												212,265
Fair value (in Dollars)												$ 19,700,885
Class B Special Shares [Member] | PGC DSA and Dunstan DSA [Member]
Share Capital [Line Items]
Fair value (in Dollars)												$ 754,356
Prefunded Warrants [Member]
Share Capital [Line Items]
Issued common shares | shares																																									8,866
Prefunded Warrants [Member] | Corbo Capital Inc [Member]
Share Capital [Line Items]
Issued common shares | shares																																									260
Prefunded Warrants [Member] | Univest Securities, LLC (“Univest”) [Member]
Share Capital [Line Items]
Purchase of warrant | shares																										8,825
Issued common shares | shares																																									3,867